A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC
c/o UBS Alternative and Quantitative Investments LLC
677 Washington Boulevard
Stamford, Connecticut 06901

May 6, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Alternative Fixed-Income Strategies Fund LLC
(formerly, O'Connor Fund of Funds: Alternative Fixed-Income Strategies LLC) (the "Fund")
File Nos. 333-194092 and 811-21117

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Fund hereby certifies that the definitive forms of the Fund’s Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2, the text of which was filed electronically with the Securities and Exchange Commission on April 29, 2014.

Very truly yours,

A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC

By:	/s/ Dylan Germishuys
Name: Dylan Germishuys
Title: Authorized Person